Long-term debt (Tables)	6 Months Ended
Jun. 30, 2020
Long-term debt
Schedule of long-term debt

	As of
	June 30,	December 31,
(in thousands of U.S. dollars)	2020	2019
Lampung facility:
Export credit tranche	$86,767	$94,210
FSRU tranche	20,724	22,812
$385 million facility:
Commercial tranche	240,170	249,635
Export credit tranche	47,833	51,167
Revolving credit facility	48,300	48,300
Outstanding principal	443,794	466,124
Lampung facility unamortized debt issuance cost	(3,633)	(4,309)
$385 million facility unamortized debt issuance cost	(4,360)	(4,854)
Total debt	435,801	456,961
Less: Current portion of long-term debt	(44,660)	(44,660)
Long-term debt	$391,141	$412,301